Trade Receivables - Schedule of Credit Risk Exposure on Group's Trade Receivables (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [Line Items]
Gross carrying amount (RMB million)	¥ 1,210	¥ 1,793
Cost [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Gross carrying amount (RMB million)	¥ 1,210	¥ 1,793
IFRS 9 [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate (%)	7.08%	4.24%
Expected credit losses (RMB million)	¥ 86	¥ 76
IFRS 9 [member] | Within 90 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate (%)	4.79%	2.94%
Expected credit losses (RMB million)	¥ 1	¥ 1
IFRS 9 [member] | Current [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate (%)	0.85%	0.12%
Expected credit losses (RMB million)	¥ 9	¥ 2
IFRS 9 [member] | 181 to 365 Days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate (%)	6.87%	2.50%
Expected credit losses (RMB million)	¥ 1	¥ 1
IFRS 9 [member] | Over 365 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate (%)	76.93%	70.59%
Expected credit losses (RMB million)	¥ 75	¥ 72
IFRS 9 [member] | Cost [member] | Within 90 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Gross carrying amount (RMB million)	42	34
IFRS 9 [member] | Cost [member] | Current [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Gross carrying amount (RMB million)	1,063	1,617
IFRS 9 [member] | Cost [member] | 181 to 365 Days [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Gross carrying amount (RMB million)	9	40
IFRS 9 [member] | Cost [member] | Over 365 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Gross carrying amount (RMB million)	¥ 96	¥ 102